Business Combinations	12 Months Ended
Mar. 31, 2019
Business Combinations [Abstract]
Business Combinations
Business Combinations
Acquisitions during the Year Ended March 31, 2019
Shire plc
On January 8, 2019, Takeda completed the acquisition of 100% of the outstanding shares of Shire plc in a cash and equity transaction valued at 6,213,335 million JPY. Takeda paid $30.33 in cash for each Shire ordinary share and issued either 0.839 of a new share (a "New Takeda Share") or 1.678 American Depositary Shares (“ADSs”) in Takeda (one ADS equals 0.5 New Takeda Share). Takeda incurred 23,750 million JPY of acquisition related costs, which were expensed as incurred and recorded in selling, general and administrative expenses. Takeda has entered into several borrowing agreements to fund the cash portion of the acquisition price (Note 20). Shire was a leading global biotechnology company focused on serving people with rare diseases. This acquisition creates a global R&D driven biopharmaceutical with an attractive geographic footprint as well as strengthens Takeda’s core therapeutic areas, bringing together complementary positions in gastroenterology (GI) and neuroscience. Some of the Shire's marketed products include GAMMAGARD, HYQVIA and TAKHZYRO for Immunology, ADVATE, ADYNOVATE, VONVENDI and FEIBA for Hematology, VYVANSE and ADDERALL XR for Neuroscience, LIALDA/MEZAVANT and PENTASA for Internal Medicine, ELAPRASE and REPLAGAL for Genetic Diseases. Shire’s R&D focused on rare diseases.
The total consideration transferred was comprised of the following:

JPY (millions) Amount
Cash	¥3,029,431
Takeda equity (770,303,013 shares)	3,131,282
Cash for cash settled awards	52,622
Total	¥6,213,335

The Company issued 770,303,013 ordinary shares allocated to the former shareholders of Shire as part of the purchase consideration. The issue price was 4,065 JPY per share, of which 2,032.50 JPY per share is recorded as share capital and the remainder is recorded as share premium. The total increase in equity was 3,131,282 million JPY, of which 1,565,641 million JPY is recorded as share capital and the remainder is recorded as share premium. The fair value of the Takeda shares issued as part of the consideration paid was determined based on the trading price of Takeda shares at the opening of the Tokyo Stock Exchange on the date of acquisition.
The total cash outflow was 2,891,937 million JPY, which represents the initial cash consideration transferred of 3,082,053 million JPY and basis adjustment of 37,107 million JPY, less cash acquired of 227,223 million JPY.
The following represents the preliminary estimate of the fair value of assets acquired and liabilities assumed:

JPY (millions) Amount
Cash and cash equivalents	¥227,223
Trade and other receivables	326,154
Inventories	825,985
Property, plant & equipment	684,487
Intangible assets	3,899,298
Assets held for sale	463,526
Other assets	103,283
Trade and other payables	(61,382)
Provisions	(342,202)
Bonds and loans	(1,603,199)
Deferred tax liabilities	(809,667)
Liabilities held for sale	(196,294)
Other liabilities	(354,139)
Basis adjustments	(37,107)
Goodwill	3,087,369
Net assets acquired	¥6,213,335

Goodwill is calculated as the excess of the consideration transferred over the net assets recognized and represents the expected revenue and cost synergies of the combined Takeda/Shire group. Goodwill recognized as a result of the acquisition is not deductible for tax purposes (Note 11).
Provisions include 29,570 million JPY associated with amounts payable related to legal proceedings (Note 32). Other liabilities also include pre-existing contingent consideration related to Shire’s historical acquisitions. The assumed pre-existing contingent consideration is payable mainly upon the achievement of certain milestones, and the fair value of the potential payments Takeda could be required to make is 52,046 million JPY (Note 21).
The estimated fair values primarily consisting of intangible assets, deferred tax liabilities and goodwill noted above are preliminary and are subject to change. As Takeda finalizes the fair value of assets acquired and liabilities assumed, additional purchase price adjustments will be recorded during the measurement period during fiscal year 2019. Fair value estimates are based on a complex series of judgments about future events and uncertainties and rely heavily on estimates and assumptions. The judgments used to determine the estimated fair value assigned to each class of assets acquired and liabilities assumed, as well as asset lives, can materially impact the Takeda’s results of operations. The finalization of the purchase accounting assessment will result in a change in the valuation of assets acquired and liabilities assumed, and may have a material impact on Takeda’s results of operations and financial position.
Takeda held foreign currency denominated deposits and entered into foreign currency options to hedge foreign currency risks for the acquisition of Shire, and Takeda applied the hedge accounting to the instruments. Basis adjustment represents accumulated change in fair value of the hedging instruments recorded in other comprehensive income of 37,107 million JPY that was added to the amount of goodwill at the acquisition date.
Takeda recorded 309,198 million JPY of revenue and 126,068 million JPY of net loss related to the operating results of Shire between the acquisition date and March 31, 2019.
Pro forma information
The following pro forma financial information presents the combined results of the operations of Takeda and Shire as if the acquisition of Shire had occurred as of April 1, 2018. The pro forma financial information is not necessarily indicative of what the consolidated results of operations would have been had the respective acquisitions been completed on April 1, 2018. In addition, the pro forma financial information does not purport to project the future results of operations of the combined Company.

JPY (millions)
For the Year Ended March 31, 2019
Revenues	¥3,412,468
Net loss	(90,581)

For the purpose of the pro forma financial information, Shire’s historical financial information has been conformed from U.S. Generally Accepted Accounting Principles to IFRS, and to Takeda’s accounting policies for material accounting policy differences.
TiGenix NV ("TiGenix")
On April 30, 2018, Takeda made an all cash voluntary public takeover bid for the entire issued ordinary shares, warrants, and ADSs (collectively the “Securities”) of TiGenix not already owned by Takeda. On June 8, 2018, the Company acquired the Securities tendered in the first acceptance period for 470.2 million EUR. In response to the takeover bid with the Securities already owned by Takeda, Takeda acquired 90.8% of the voting rights. Takeda incurred 767 million JPY of acquisition related costs, which were expensed as incurred and recorded in selling, general and administrative expenses.
TiGenix is a biopharmaceutical company which develops novel stem cell therapies for treatment of medical conditions. This acquisition will expand Takeda's late stage gastroenterology (GI) pipeline with the U.S. rights to Cx601 (darvadstrocel), a suspension of allogeneic expanded adipose-derived stem cells (eASC) under investigation for the treatment of complex perianal fistulas in patients with non-active/mildly active luminal Crohn’s disease (CD). Following the 2nd Takeover bid and a squeeze-out ended in July 2018, TiGenix became a wholly owned subsidiary of Takeda.
The total consideration transferred was comprised of the following:

JPY (millions) Amount
Cash	¥67,319
The ordinary shares of TiGenix already owned by Takeda immediately prior to the acquisition date	2,684
Total	¥70,003

The total cash outflow was 66,749 million JPY, which represents the initial cash consideration transferred of 67,319 million JPY and basis adjustment of 3,381 million JPY, less cash acquired of 3,951 million JPY.
The following represents provisional fair value of assets acquired and liabilities assumed:

JPY (millions) Amount
Intangible assets	¥63,421
Other assets	5,541
Deferred tax liabilities	(8,043)
Other liabilities	(5,678)
Basis adjustments	(3,381)
Goodwill	18,143
Net assets acquired	¥70,003

Goodwill comprises increased earnings expected from the future business development. Goodwill is not deductible for tax purposes.
The fair value primarily consisting of intangible assets, deferred tax liabilities and goodwill assumed as of the acquisition date have been recorded provisionally based on the information available as of March 31, 2019. These amounts are subject to change as the Company is in the process of reviewing further details of the basis for the fair value measurement. For the year ended March 31, 2019, goodwill at the acquisition date decreased by 1,831 million JPY as a result of the adjustment to the provisional fair value, while other assets and deferred tax liabilities decreased by 253 million JPY and 2,084 million JPY, respectively.
Takeda entered into a forward exchange contract to hedge foreign currency risks for the acquisition of TiGenix, and applied the hedge accounting to the contract. Basis adjustment represents a fair value of the hedging instrument of 3,381 million JPY that was added to the amount of goodwill at the acquisition date.
No gains or losses were recognized as a result of remeasurement of fair value of the ordinary shares of TiGenix already owned by Takeda immediately prior to the acquisition date.
The revenue and net profit of TiGenix for the post-acquisition period, which were recognized in the consolidated financial statements for the year ended March 31, 2019 were immaterial.
The impact on Takeda’s revenue and net profit for the year ended March 31, 2019 assuming the acquisitions date of TiGenix had been April 1, 2018 was immaterial.
Acquisitions during the Years ended March 31, 2018
During the year ended March 31, 2018, Takeda acquired a business for 28,328 million JPY, which was fully paid in cash.
Acquisitions during the Year Ended March 31, 2017
ARIAD Pharmaceuticals, Inc.
On February 16, 2017, Takeda acquired ARIAD Pharmaceuticals, Inc. (hereinafter referred to as “ARIAD") through a tender offer to purchase all issued and outstanding shares of common stock in cash. ARIAD was focused on discovering, developing and commercializing precision therapies for patients with rare cancers. The acquisition of ARIAD is a highly strategic deal as it transforms Takeda’s global oncology portfolio and pipeline by expanding into solid tumors and reinforcing the existing strength in hematology. Brigatinib (US product name: ALUNBRIG) is a small molecule ALK (anaplastic lymphoma kinase) inhibitor for non-small cell lung cancer. After the acquisition, Brigatinib was granted marketing authorization by the US Food and Drug Administration (FDA) in April 2017. ICLUSIG, a treatment for CML (chronic myeloid leukemia) and Philadelphia chromosome positive ALL (acute lymphoblastic leukemia), is commercialized globally (marketing rights of the product are out-licensed in some certain markets other than the US). These two targeted and innovative medicines, with cost synergies, are expected to be value drivers for Takeda's oncology business. Additionally, ARIAD has a robust early stage pipeline, and Takeda will leverage ARIAD's R&D capabilities and platform to generate immediate and long-term growth in the pharmaceutical business.

The following represents fair value of assets acquired, liabilities assumed, purchase consideration transferred:

JPY (millions) Amount

Intangible assets	¥433,047
Other assets	43,490
Deferred tax liabilities	(92,419)
Other liabilities	(38,852)
Goodwill	273,627
Net Assets Acquired	¥618,893

The consideration transferred was comprised of the following:

JPY (millions) Amount
Cash	¥531,918
Debt assumed	59,155
Assumption of share-based payment liabilities	27,820
Total	¥618,893
Reduced by:
Cash acquired	(29,869)
Deferred consideration	(1,509)
Proceeds from cash flow hedge	(4,411)
Net consideration paid	¥583,104

Goodwill comprises higher earnings expected from the future business development. Goodwill is not deductible for tax purposes.
The fair value of the assets acquired and the liabilities assumed, as of March 31, 2017, was booked provisionally, and allocation of the purchase price was completed during the year ended March 31, 2018. The purchase price allocation above reflects the fair value, and has been updated from the provisional amounts. As a result of the adjustments to the provisional fair value, goodwill at the acquisition date decreased by 3,198 million JPY while other liabilities increased by 2,827 million JPY and intangible assets, other assets and deferred tax liabilities decreased by 2,853 million JPY, 3,114 million JPY and 11,992 million JPY, respectively.
Acquisition-related costs of 3,194 million JPY, which includes agent fee and legal fee arising from the acquisition, were expensed as incurred and recorded in selling, general and administrative expenses.
Net revenue and net loss of ARIAD during the post-acquisition period, which were recognized in the consolidated statement of income for the year ended March 31, 2017, were immaterial. The impact on Takeda’s revenue and net profit of ARIAD for the period ended March 31, 2017 assuming the acquisition date had been as of the beginning of the annual reporting period was immaterial.
In addition to the acquisition of ARIAD, Takeda acquired another business during the year for 6,040 million JPY. The aggregate net cash paid for acquisitions during the year ended March 31, 2017 was 589,144 million JPY.